Related Parties - Summary of Finance Cost (Details) - USD ($) $ in Thousands	3 Months Ended	10 Months Ended	12 Months Ended
	Jun. 15, 2023	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2023
Disclosure of transactions between related parties [line items]
Finance cost - related parties	$ 200	$ 915	$ 284	$ 1,943
Sumitomo Corporation Capital Asia Pte. Ltd.
Disclosure of transactions between related parties [line items]
Finance cost - related parties	162			1,759
Related Parties
Disclosure of transactions between related parties [line items]
Finance cost - related parties	$ 162			$ 1,759